Deconsolidation of VIDA and ICinit (Tables)	12 Months Ended
Dec. 31, 2021
Deconsolidation of VIDA and ICinit [Abstract]
Schedule of loss from sales of this transaction
	RMB	USD
Consideration receivable	40,975	6,427
Fair value of retained noncontrolling interest (49%)	1,003,886	157,455
Carrying value of noncontrolling interest	1,426,158	223,687
	2,471,019	387,568
Less: ICinit’s book value	(3,361,955)	(527,308)
Exchange rate difference	(10,590)	—
Loss on deconsolidation	(901,526)	(139,739)